Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Movements of Called Up Share Capital (Details) - Ordinary Shares	12 Months Ended
	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance | shares	2,456,278,414	2,027,019,508	2,026,866,724
Changes during the year share option schemes | shares	137,470	213,144	152,784
Changes during the year? Issue of shares RAI acquisition | shares		429,045,762
Allotted and fully paid ending balance | shares	2,456,415,884	2,456,278,414	2,027,019,508
Allotted and fully paid beginning balance | £	£ 614,060,000	£ 506,750,000	£ 506,710,000
Changes during the year - share option schemes | £	30,000	50,000	40,000
Allotted and fully paid ending balance | £	£ 614,090,000	614,060,000	£ 506,750,000
– Issue of shares RAI acquisition | £		£ 107,260,000